Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management objectives and policies
Interest Rate Sensitivity
Increase in percentage	Effect on income before income tax (Loss)
ARS 000

5%	(2,965,232)

Foreign Currency Sensitivity
Change in USD rate	Effect on income before income tax (Income)
ARS 000

10%	786,279

Maturity Profile Of Financial Liabilities
	Less than 3 months	3 to 12 months	More than a year	Total
	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2022
Loans and borrowings	2,106,631	16,079,393	45,240,939	63,426,963
Trade and other payables	7,506,672	-	-	7,506,672
	9,613,303	16,079,393	45,240,939	70,933,635
12-31-2021
Loans and borrowings	607,679	12,666,314	70,480,542	83,754,535
Trade and other payables	5,301,417	-	-	5,301,417
	5,909,096	12,666,314	70,480,542	89,055,952